Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments And Risk Management
Schedule of derivative financial instruments

	2023		2022
	Assets	Liabilities	Assets	Liabilities

Operations with derivatives	304,959	239,714	276,951	393,372
Other derivatives	502,453	-	624,671	-
	807,412	239,714	901,622	393,372

Current portion	(299,539)	(239,714)	(239,189)	(343,142)
Non-current portion	507,873	-	662,433	50,230

Schedule of long-term maturities of financial instruments

Assets

2025	505,163
>2026	2,710
507,873

Schedule of financial instruments measured at fair value

	2023
	Level 1	Level 2	TOTAL

Total assets	2,025,202	970,370	2,995,572

Financial assets at fair value through profit or loss	2,025,202	970,370	2,995,572

Derivative financial instruments	-	304,959	304,959
Other derivatives	-	502,453	502,453
Marketable securities	1,971,439	-	1,971,439
Other financial assets	53,763	162,958	216,721

Total liabilities	-	239,714	239,714

Financial liabilities at fair value through profit or loss	-	239,714	239,714

Derivative financial instruments	-	239,714	239,714

	2022
	Level 1	Level 2	TOTAL

Total assets	2,203,564	901,622	3,105,186

Financial assets at fair value through profit or loss	2,203,564	901,622	3,105,186

Derivative financial instruments	-	276,951	276,951
Other derivatives		624,671	624,671
Marketable securities	2,203,564	-	2,203,564

Total liabilities	-	393,372	393,372

Financial liabilities at fair value through profit or loss	-	393,372	393,372

Derivative financial instruments	-	393,372	393,372

Schedule of financial assets and liabilities

	Measured at amortized cost	Fair value through profit or loss	Total

Assets, as per balance sheet	7,993,747	2,995,572	10,989,319

Derivative financial instruments	-	304,959	304,959
Other derivatives	-	502,453	502,453
Trade accounts receivable and other accounts receivable excluding prepayments	3,908,773	-	3,908,773
Marketable securities	-	1,971,439	1,971,439
Cash and cash equivalents	3,077,931	-	3,077,931
Leases	236,341	-	236,341
Judicial deposits	689,739	-	689,739
Other financial assets	-	216,721	216,721
Other amounts recoverable	80,963	-	80,963

Liabilities, as per balance sheet	21,287,705	239,714	21,527,419

Loans and financing	3,770,946	-	3,770,946
Derivative financial instruments	-	239,714	239,714
Suppliers and other obligations, excluding legal obligations	4,612,112		4,612,112
Lease liabilities	12,256,775	-	12,256,775
Dividends and interest on shareholders' equity payable	647,872	-	647,872

December 31, 2022

	Measured at amortized cost	Fair value through profit or loss	Total

Assets, as per balance sheet	7,851,215	3,105,186	10,956,401

Derivative financial instruments	-	276,951	276,951
Other derivatives	-	624,671	624,671
Trade accounts receivable and other accounts receivable excluding prepayments	3,659,777	-	3,659,777
Marketable securities	-	2,203,564	2,203,564
Cash and cash equivalents	2,548,713	-	2,548,713
Leases	238,646	-	238,646
Judicial deposits	1,377,560	-	1,377,560
Other amounts recoverable	26,519	-	26,519

Liabilities, according to the balance sheet	23,448,704	393,372	23,842,076

Loans and financing	4,969,825		4,969,825
Derivative financial instruments	-	393,372	393,372
Suppliers and other obligations, excluding legal obligations	4,237,229	-	4,237,229
Lease liabilities	12,831,865	-	12,831,865
Other contractual obligations	748,291	-	748,291
Dividends and interest on shareholders' equity payable	661,494	-	661,494

Schedule of financial risk

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total Debt	Total swap (long position)¹		Long position	Short position
USD	LIBOR X DI	KFW/Finnvera	JP Morgan and Bank of America	125,854	125,854	100%	LIBOR 6M + 0.75% p.a.	79.00−92.59% CDI
BRL	IPCA x DI	BNB	XP and ITAU	206,140	207,987	100%	IPCA + 1.22−1.49% p.a.	67.73–69.50% CDI
USD	PRE x DI	The Bank of Nova Scotia	Scotiabank	485,498	485,740	100%	1.73% p.a.	CDI + 1.05% CDI
BRL	PRE x DI	BNP Paribas	BNP Paribas	515,068	517,727	100%	8.34% p.a.	CDI + 1.07%
BRL	IPCA x DI	DEBENTURE	ITAU	1,880,389	1,882,880	100%	IPCA + 4.17% p.a.	CDI + 0.95%
BRL	IPCA x DI	BNDES	XP	392,340	393,389	100%	IPCA + 4.23% p.a.	96.95% CDI

[1]	In certain swap contracts, long position includes the cost of income tax (15%) and few debt contracts linked to IPCA were remeasured due to the deflation. After related taxes, coverage remains at 100%.

December 31, 2022

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total Debt	Total swap (Long position)¹		Long position	Short position
USD	LIBOR X DI	KFW/Finnvera	JP Morgan and Bank of America	175,589	175,589	100%	LIBOR 6M + 0.75% p.a.	79.00−92.59% CDI
BRL	IPCA x DI	BNB	XP and ITAU	249,400	249,166	100%	IPCA + 1.22−1.49% p.a.	67.73–69.50% CDI
USD	PRE x DI	The Bank of Nova Scotia	Scotiabank	1,568,683	1,569,829	100%	1.73–3.80% p.a.	CDI + 1.05−108.95% CDI
BRL	PRE x DI	BNP Paribas	BNP Paribas	515,265	517,727	100%	8.34% p.a.	CDI + 1.07%
BRL	IPCA x DI	DEBENTURE	ITAU	1,796,843	1,796,843	100%	IPCA + 4.17% p.a.	CDI + 0.95%
BRL	IPCA x DI	BNDES	XP	394,139	394,139	100%	IPCA + 4.23% p.a.	96.95% CDI

[1]	In certain swap contracts, long position includes the cost of income tax (15%). After related taxes, coverage remains at 100%.

Schedule of sensitivity analysis of derivative financial instruments

Sensitivity scenario (i)		Fair value in USD, EUR, BRL and IPCA (ii)	A) ∆ Accumulated variation in debt	Fair value of the long position of the swap (+)	Fair value of the short position of the swap (-)	Swap result	B) ∆ Accumulated variation in swap	C) Final result (B-A)

	Dec 2023	3,021,383	-	3,021,383	(2,955,599)	65,784	-	-

CDI	probable	3,021,383	-	3,021,383	(2,955,599)	65,784	-	-
	possible	3,021,331	(52)	3,021,331	(2,964,259)	57,072	(8,712)	(8,660)
	remote	3,021,278	(105)	3,021,278	(2,973,018)	48,261	(17,523)	(17,419)
USD	probable	3,021,383	-	3,021,383	(2,955,599)	65,784	-	-
	possible	3,172,288	150,905	3,172,288	(2,955,599)	216,689	150,905	-
	remote	3,323,193	301,810	3,323,193	(2,955,599)	367,594	301,810	-
Libor	probable	3,021,383	-	3,021,383	(2,955,599)	65,784	-	-
	possible	3,023,281	1,898	3,023,281	(2,955,599)	67,683	1,898	-
	remote	3,025,180	3,797	3,025,180	(2,955,599)	69,581	3,797	-
IPCA	probable	3,021,383	-	3,021,383	(2,955,599)	65,784	-	-
	possible	2,931,457	(89,926)	2,931,457	(2,955,599)	(24,142)	(89,926)	-
	remote	2,846,661	(174,722)	2,846,661	(2,955,599)	(108,938)	(174,722)	-

(1)	Scenarios sensitized with the following increase in rates: probable scenario without increase; possible scenario with 25% increase; and remote scenario with 50% increase.

(2)	(KFW Finnvera, Scotia, BNB, BNP Paribas, Debenture and BNDES.

Schedule of risk variable of derivative financial instruments

Risk variable	Sensitivity scenario (i)	CDI	USD	Libor	IPCA

CDI	Probable	11.65%	4.8413	5.73%	4.62%
	Possible	14.56%	4.8413	5.73%	4.62%
	Remote	17.48%	4.8413	5.73%	4.62%
USD	Probable	11.65%	4.8413	5.73%	4.62%
	Possible	11.65%	6.0516	5.73%	4.62%
	Remote	11.65%	7.2620	5.73%	4.62%
Libor	Probable	11.65%	4.8413	5.73%	4.62%
	Possible	11.65%	4.8413	7.16%	4.62%
	Remote	11.65%	4.8413	8.60%	4.62%
IPCA	Probable	11.65%	4.8413	5.73%	4.62%
	Possible	11.65%	4.8413	5.73%	5.78%
	Remote	11.65%	4.8413	5.73%	6.93%

(i)	Scenarios sensitized with the following increase in rates: probable scenario without increase; possible scenario with 25% increase; and remote scenario with 50% increase.

Schedule of chart of gains and losses with derivatives

	2023	2022
Net income (loss) from derivative operations	(210,397)	(364,638)
Income (loss) from operations with other derivatives	39,173	160,414

Schedule of capital management

	2023	2022

Total loans and derivatives (Notes 21 and 37)	3,203,248	4,461,574
Leases - Liabilities (Note 17)	12,256,775	12,831,865
Leases - Assets (Note 17)	(236,341)	(238,646)
Less: Cash and cash equivalents (note 4)	(3,077,931)	(2,548,713)
FIC (note 5)	(1,958,490)	(2,203,564)
Net debt	10,187,261	12,302,516
EBITDA	11,834,327	9,987,091
Financial leverage index	0.86	1.23

Reconciliation of net income to EBITDA:

Net income	2,837,422	1,670,755
Finance income (expense), net	1,533,265	1,439,008
Income tax and social contribution	346,611	50,153
Depreciation and amortization	7,117,029	6,827,175
EBITDA (i)	11,834,327	9,987,091

(i)	EBIDTA - Earnings before finance income (expense) including foreign exchange, tax, depreciation and amortization (it is not an accounting metric). This is presented as required for determining the Company's leverage ratios applicable to certain debt covenants.

Schedule of changes in financial liabilities

	Loans and financing	Lease liability(i)	Derivative financial instruments (assets) liabilities

December 31, 2022	4,969,825	9,948,873	(508,251)
Additions	-	2,127,573	122,218
Balance of merged company	-	2,992,831	-
Cancellations	-	(1,155,617)	-
Financial charges	319,860	1,387,299	95,115
Net foreign exchange variations	(115,282)		115,282
Payments	(1,403,457)	(3,044,184)	(392,062)

December 31, 2023	3,770,946	12,256,775	(567,698)

(i)	Lease liability payments include payments of fines in the amount of R$ 238 million.

	Loans and financing	Lease liabilities	Derivative financial instruments (assets) liabilities

December 31, 2021	3,845,465	9,063,539	(447,132)
Additions	1,568,343	2,472,827	(166,779)
Cozani acquisition – opening balance 04/30/2022	-	2,929,448	-
Cancellations	-	(93,491)	-
Financial charges	298,718	1,329,839	345,184
Net foreign exchange variations	(19,567)	-	19,454
Payments	(723,134)	(2,870,297)	(258,978)

December 31, 2022	4,969,825	12,831,865	(508,251)

	Loans and financing	Lease liabilities	Derivative financial instruments (Assets) Liabilities

December 31, 2020	2,345,032	8,378,835	(465,922)
Inflows	3,062,000	2,041,474	(296,464)
Cancellations	-	(202,379)	-
Financial expenses	167,857	858,260	148,177
Foreign exchange variations, net	60,463	-	(60,574)
Payment	(1,789,887)	(2,012,651)	227,651

December 31, 2021	3,845,465	9,063,539	(447,132)